Accrued expenses and other current liabilities (Tables)	12 Months Ended
Sep. 30, 2022
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	September 30,	September 30,
	2022	2021
Payroll payable	$291,616	$444,453
Accrued expenses	232,581	101,179
Accrued expenses and other current liabilities	$524,197	$545,632